SHAREHOLDERS' EQUITY (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares outstanding	275,200,000	175,300,000
Proceeds from issuance of shares	$ 2,633.7	$ 236.3
Dividend reinvestment discount rate	3.00%
Dividend reinvestment cash purchase price, percentage	101.00%
Average market price measurement period	10 days
Share Option Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance	21,213,224
Unexpensed fair value of share option compensation cost	$ 3.7	1.3
Aggregate intrinsic value of options exercisable		6.0
Intrinsic value of options outstanding		6.0
Intrinsic value of options exercised	$ 0.3	1.4
Share Option Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options term	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	6 years
Share Option Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Vesting period	4 years
Mid-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense	$ 26.9	8.4
Mid-Term Incentive Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	36 months
Mid-Term Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	44 months
Mid-Term Incentive And Deferred Share Unit Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ 16.6	$ 9.1
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares outstanding	275,224,066	175,279,216	166,906,833
Cumulative Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Preferred stock authorized, percentage of voting rights	50.00%